Net Income (Loss) Per Share (Details) - Schedule of potential weighted average shares of common stock excluded from computation of diluted net loss per share - shares	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	32,010,636	16,430,520	12,866,130	20,811,916
Stock options and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	13,856,065	11,848,316	356,342	11,903,763
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share				4,535,520
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	18,154,571	4,582,204	12,509,788	4,372,633
Non-voting common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share